Participant
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Admiral Treasury Money Market Fund Participant) Vanguard Admiral Treasury Money Market Fund		Vanguard Admiral Treasury Money Market Fund - Investor Shares
Management Expenses		0.10%
12b-1 Distribution Fee		none
Other Expenses		0.02%
Total Annual Fund Operating Expenses	[1][2]	0.12%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.
[2]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund|s daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund|s Board may terminate the temporary expense limitation at any time.

Expense Example, No Redemption (Vanguard Admiral Treasury Money Market Fund Participant) Vanguard Admiral Treasury Money Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Admiral Treasury Money Market Fund - Investor Shares	12	39	68	154

Retail
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Admiral Treasury Money Market Fund Retail) Vanguard Admiral Treasury Money Market Fund		Vanguard Admiral Treasury Money Market Fund - Investor Shares
Management Expenses		0.10%
12b-1 Distribution Fee		none
Other Expenses		0.02%
Total Annual Fund Operating Expenses	[1][2]	0.12%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.
[2]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund|s daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund|s Board may terminate the temporary expense limitation at any time.

Expense Example, No Redemption (Vanguard Admiral Treasury Money Market Fund Retail) Vanguard Admiral Treasury Money Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Admiral Treasury Money Market Fund - Investor Shares	12	39	68	154